Schedule of Investments (unaudited)	iShares® MSCI Japan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
Nippon Express Holdings Inc.	271,200	$14,794,024
SG Holdings Co. Ltd.	1,192,500	17,202,565
Yamato Holdings Co. Ltd.	995,000	17,663,895
		49,660,484
Automobile Components — 1.9%
Aisin Corp.	551,400	20,365,002
Bridgestone Corp.	2,136,800	88,198,133
Denso Corp.	6,487,400	101,811,506
Koito Manufacturing Co. Ltd.	722,100	10,929,817
Sumitomo Electric Industries Ltd.	2,674,100	33,209,245
		254,513,703
Automobiles — 8.7%
Honda Motor Co. Ltd.	17,286,700	176,824,540
Isuzu Motors Ltd.	2,182,100	28,967,818
Mazda Motor Corp.	2,128,000	22,913,506
Nissan Motor Co. Ltd.	8,687,600	34,484,023
Subaru Corp.	2,302,800	41,080,285
Suzuki Motor Corp.	1,378,500	56,331,716
Toyota Motor Corp.	39,687,100	753,493,071
Yamaha Motor Co. Ltd.	1,114,100	28,560,428
		1,142,655,387
Banks — 7.1%
Chiba Bank Ltd. (The)	1,983,800	14,886,400
Concordia Financial Group Ltd.	3,966,400	18,668,033
Japan Post Bank Co. Ltd.	5,415,400	53,410,357
Mitsubishi UFJ Financial Group Inc.	42,734,180	364,123,754
Mizuho Financial Group Inc.	9,027,758	153,198,103
Resona Holdings Inc.	7,943,600	41,378,627
Shizuoka Financial Group Inc., NVS	1,751,800	14,190,159
Sumitomo Mitsui Financial Group Inc.	4,755,300	233,948,642
Sumitomo Mitsui Trust Holdings Inc.	1,226,132	46,146,195
		939,950,270
Beverages — 0.9%
Asahi Group Holdings Ltd.	1,802,500	66,734,865
Kirin Holdings Co. Ltd.	2,907,500	41,101,968
Suntory Beverage & Food Ltd.	520,400	16,385,045
		124,221,878
Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	1,425,100	30,873,979
Rakuten Group Inc.	5,605,100	22,150,765
		53,024,744
Building Products — 1.4%
AGC Inc.	723,500	26,285,443
Daikin Industries Ltd.	987,300	147,423,053
TOTO Ltd.	496,800	12,741,690
		186,450,186
Capital Markets — 1.0%
Daiwa Securities Group Inc.	4,992,200	32,278,412
Japan Exchange Group Inc.	1,879,200	38,358,826
Nomura Holdings Inc.	11,247,300	46,059,797
SBI Holdings Inc.	923,510	20,034,481
		136,731,516
Chemicals — 3.8%
Asahi Kasei Corp.	4,695,000	32,597,349
JSR Corp.	662,900	18,255,676
Mitsubishi Chemical Group Corp.	4,791,600	31,419,453
Mitsui Chemicals Inc.	638,900	18,756,549
Nippon Paint Holdings Co. Ltd.	3,548,600	26,452,971
Security	Shares	Value

Chemicals (continued)
Nippon Sanso Holdings Corp.	648,300	$17,039,868
Nissan Chemical Corp.	470,000	17,153,572
Nitto Denko Corp.	537,200	38,176,409
Shin-Etsu Chemical Co. Ltd.	6,817,600	240,318,059
Sumitomo Chemical Co. Ltd.	5,269,200	13,455,318
Toray Industries Inc.	5,189,800	26,907,921
Tosoh Corp.	973,300	12,948,574
		493,481,719
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	765,600	21,503,435
Secom Co. Ltd.	785,800	54,621,121
Toppan Inc.	922,600	21,604,847
		97,729,403
Construction & Engineering — 0.6%
Kajima Corp.	1,582,800	25,022,249
Obayashi Corp.	2,430,200	20,503,146
Shimizu Corp.	1,948,200	12,806,257
Taisei Corp.	635,800	21,620,914
		79,952,566
Consumer Staples Distribution & Retail — 1.5%
Aeon Co. Ltd.	2,447,300	50,618,555
Kobe Bussan Co. Ltd.	563,200	14,809,324
MatsukiyoCocokara & Co.	1,284,100	22,183,687
Seven & i Holdings Co. Ltd.	2,819,780	108,271,688
		195,883,254
Diversified REITs — 0.4%
Daiwa House REIT Investment Corp.	8,682	15,459,928
Kenedix Office Investment Corp.	15,504	17,757,391
Nomura Real Estate Master Fund Inc.	15,882	18,191,113
		51,408,432
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	111,828,800	130,867,116

Electric Utilities — 0.7%
Chubu Electric Power Co. Inc.	2,411,200	29,789,005
Kansai Electric Power Co. Inc. (The)	2,634,800	35,181,083
Tokyo Electric Power Co. Holdings Inc.(a)	5,713,400	24,404,026
		89,374,114
Electrical Equipment — 1.4%
Fuji Electric Co. Ltd.	474,900	19,928,282
Mitsubishi Electric Corp.	7,232,100	97,965,685
Nidec Corp.	1,562,100	59,232,150
		177,126,117
Electronic Equipment, Instruments & Components — 5.4%
Azbil Corp.	430,200	13,894,309
Hamamatsu Photonics KK	525,100	20,762,562
Hirose Electric Co. Ltd.	115,458	12,932,501
Ibiden Co. Ltd.	421,700	20,161,274
Keyence Corp.	728,104	311,785,350
Kyocera Corp.	1,201,200	66,516,086
Murata Manufacturing Co. Ltd.	6,449,400	125,326,127
Omron Corp.	656,100	27,507,097
Shimadzu Corp.	886,400	22,994,203
TDK Corp.	1,454,900	67,701,083
Yokogawa Electric Corp.	851,300	16,154,341
		705,734,933
Entertainment — 2.1%
Capcom Co. Ltd.	648,300	21,757,622
Koei Tecmo Holdings Co. Ltd.	436,720	5,331,357
Konami Group Corp.	375,900	18,590,058

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Nexon Co. Ltd.	1,280,500	$27,669,907
Nintendo Co. Ltd.	3,888,200	181,238,371
Square Enix Holdings Co. Ltd.	321,000	11,136,673
Toho Co. Ltd.	419,000	14,520,683
		280,244,671
Financial Services — 0.8%
Mitsubishi HC Capital Inc.	3,019,400	19,695,632
ORIX Corp.	4,390,200	80,204,666
		99,900,298
Food Products — 1.2%
Ajinomoto Co. Inc.	1,669,900	62,342,504
Kikkoman Corp.	507,900	31,192,325
MEIJI Holdings Co. Ltd.	878,612	20,352,582
Nissin Foods Holdings Co. Ltd.	250,200	24,854,273
Yakult Honsha Co. Ltd.	952,500	21,296,151
		160,037,835
Gas Utilities — 0.5%
Osaka Gas Co. Ltd.	1,403,400	27,349,923
Tokyo Gas Co. Ltd.	1,383,400	32,074,318
		59,424,241
Ground Transportation — 2.1%
Central Japan Railway Co.	2,697,200	64,706,248
East Japan Railway Co.	1,131,500	61,115,714
Hankyu Hanshin Holdings Inc.	856,500	25,893,548
Keisei Electric Railway Co. Ltd.	483,900	19,492,021
Kintetsu Group Holdings Co. Ltd.	677,900	18,982,138
Odakyu Electric Railway Co. Ltd.	1,172,200	16,470,946
Tobu Railway Co. Ltd.	706,700	17,463,884
Tokyu Corp.	1,870,800	21,942,503
West Japan Railway Co.	821,500	32,467,735
		278,534,737
Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd.	813,200	15,776,673
Hoya Corp.	1,325,100	149,042,459
Olympus Corp.	4,501,600	66,081,666
Sysmex Corp.	628,000	34,738,862
Terumo Corp.	2,518,300	80,402,994
		346,042,654
Health Care Technology — 0.2%
M3 Inc.	1,651,700	27,257,299
Hotels, Restaurants & Leisure — 1.3%
McDonald’s Holdings Co. Japan Ltd.	323,400	13,766,707
Oriental Land Co. Ltd.	4,083,200	138,702,968
Zensho Holdings Co. Ltd.	347,000	19,248,104
		171,717,779
Household Durables — 4.4%
Iida Group Holdings Co. Ltd.	588,780	8,830,413
Open House Group Co. Ltd.	290,900	8,124,356
Panasonic Holdings Corp.	8,266,315	85,176,979
Sekisui Chemical Co. Ltd.	1,439,400	20,457,276
Sekisui House Ltd.	2,232,600	45,713,320
Sharp Corp.(a)	973,600	6,083,922
Sony Group Corp.	4,719,500	405,834,614
		580,220,880
Household Products — 0.4%
Unicharm Corp.	1,510,200	48,529,728

Industrial Conglomerates — 2.0%
Hikari Tsushin Inc.	75,900	11,771,808
Hitachi Ltd.	3,469,800	241,259,620
Security	Shares	Value

Industrial Conglomerates (continued)
Toshiba Corp.(a)	321,863	$9,985,847
		263,017,275
Industrial REITs — 0.3%
GLP J-REIT	17,511	16,521,015
Nippon Prologis REIT Inc.	8,531	16,146,527
		32,667,542
Insurance — 3.5%
Dai-ichi Life Holdings Inc.	3,519,300	73,777,201
Japan Post Holdings Co. Ltd.	7,771,600	68,664,482
Japan Post Insurance Co. Ltd.	717,000	13,477,250
MS&AD Insurance Group Holdings Inc.	1,604,940	60,428,209
Sompo Holdings Inc.	1,106,050	50,738,278
T&D Holdings Inc.	1,873,600	27,877,534
Tokio Marine Holdings Inc.	6,744,700	167,013,171
		461,976,125
Interactive Media & Services — 0.2%
Z Holdings Corp.	10,000,300	28,966,459

IT Services — 2.3%
Fujitsu Ltd.	658,800	93,803,658
NEC Corp.	919,000	51,221,274
Nomura Research Institute Ltd.	1,445,312	40,471,222
NTT Data Corp.	2,361,900	28,697,838
Obic Co. Ltd.	260,900	39,916,277
Otsuka Corp.	426,600	17,380,446
SCSK Corp.	585,900	10,773,740
TIS Inc.	823,300	17,371,695
		299,636,150
Leisure Products — 0.8%
Bandai Namco Holdings Inc.	2,243,194	44,606,450
Shimano Inc.	287,800	44,067,406
Yamaha Corp.	490,700	11,473,897
		100,147,753
Machinery — 4.6%
Daifuku Co. Ltd.	1,137,200	21,422,954
FANUC Corp.	3,566,200	99,018,627
Hitachi Construction Machinery Co. Ltd.	402,500	10,493,969
Hoshizaki Corp.	404,400	12,878,973
Komatsu Ltd.	3,462,200	88,559,875
Kubota Corp.	3,754,000	53,917,654
Makita Corp.	838,300	22,163,716
MINEBEA MITSUMI Inc.	1,358,600	25,886,591
MISUMI Group Inc.	1,065,600	17,301,239
Mitsubishi Heavy Industries Ltd.	1,199,400	67,381,777
SMC Corp.	214,300	107,943,770
Toyota Industries Corp.	548,700	47,191,119
Yaskawa Electric Corp.	898,300	34,465,129
		608,625,393
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd.	516,000	18,147,603
Mitsui OSK Lines Ltd.	1,287,400	35,398,004
Nippon Yusen KK	1,813,800	48,853,464
		102,399,071
Media — 0.2%
Dentsu Group Inc.	758,300	20,426,122

Metals & Mining — 1.0%
JFE Holdings Inc.	2,153,750	31,813,405
Nippon Steel Corp.	3,200,870	74,951,306
Sumitomo Metal Mining Co. Ltd.	925,100	26,740,387
		133,505,098

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs — 0.3%
Japan Real Estate Investment Corp.	4,792	$18,601,217
Nippon Building Fund Inc.	5,729	24,021,519
		42,622,736
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings Inc.	10,782,595	42,439,918
Idemitsu Kosan Co. Ltd.	724,529	19,763,867
Inpex Corp.	3,632,600	50,116,892
		112,320,677
Paper & Forest Products — 0.1%
Oji Holdings Corp.	3,226,800	11,987,698
Passenger Airlines — 0.2%
ANA Holdings Inc.(a)	598,100	12,341,995
Japan Airlines Co. Ltd.	539,900	10,219,005
		22,561,000
Personal Care Products — 0.9%
Kao Corp.	1,743,600	66,802,539
Kose Corp.	124,800	8,829,353
Shiseido Co. Ltd.	1,497,000	40,102,429
		115,734,321
Pharmaceuticals — 5.5%
Astellas Pharma Inc.	6,772,450	82,541,705
Chugai Pharmaceutical Co. Ltd.	2,513,500	88,768,708
Daiichi Sankyo Co. Ltd.	6,922,207	187,571,920
Eisai Co. Ltd.	943,400	48,991,847
Kyowa Kirin Co. Ltd.	1,010,400	16,703,022
Ono Pharmaceutical Co. Ltd.	1,452,300	26,757,191
Otsuka Holdings Co. Ltd.	1,565,700	60,397,533
Shionogi & Co. Ltd.	977,800	46,104,767
Takeda Pharmaceutical Co. Ltd.	5,921,800	167,870,768
		725,707,461
Professional Services — 1.6%
BayCurrent Consulting Inc.	494,400	16,590,359
Recruit Holdings Co. Ltd.	5,394,900	199,365,399
		215,955,758
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	232,100	25,566,939
Daiwa House Industry Co. Ltd.	2,220,800	63,102,750
Hulic Co. Ltd.	1,436,900	14,269,173
Mitsubishi Estate Co. Ltd.	4,212,600	56,947,908
Mitsui Fudosan Co. Ltd.	3,330,900	78,300,495
Nomura Real Estate Holdings Inc.	411,200	10,027,692
Sumitomo Realty & Development Co. Ltd.	1,069,000	30,233,747
		278,448,704
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	26,156	17,405,641

Semiconductors & Semiconductor Equipment — 4.9%
Advantest Corp.	2,867,200	89,090,205
Disco Corp.	344,700	74,784,053
Lasertec Corp.	282,300	63,047,880
Renesas Electronics Corp.(a)	5,497,000	95,806,911
Rohm Co. Ltd.	1,233,500	23,568,038
SUMCO Corp.	1,310,500	19,607,509
Tokyo Electron Ltd.	1,765,056	283,558,911
		649,463,507
Security	Shares	Value

Software — 0.3%
Oracle Corp. Japan	144,200	$11,104,721
Trend Micro Inc.	500,700	25,452,020
		36,556,741
Specialty Retail — 1.7%
Fast Retailing Co. Ltd.	655,000	166,400,266
Nitori Holdings Co. Ltd.	299,800	34,355,915
USS Co. Ltd.	769,400	15,044,994
ZOZO Inc.	524,800	11,078,385
		226,879,560
Technology Hardware, Storage & Peripherals — 1.7%
Brother Industries Ltd.	868,200	14,658,406
Canon Inc.	3,743,650	96,453,464
FUJIFILM Holdings Corp.	1,396,500	81,779,643
Ricoh Co. Ltd.	2,053,000	16,776,044
Seiko Epson Corp.	1,080,700	16,051,333
		225,718,890
Tobacco — 0.9%
Japan Tobacco Inc.	4,490,900	115,482,334

Trading Companies & Distributors — 5.9%
ITOCHU Corp.	4,448,500	172,946,148
Marubeni Corp.	5,359,800	83,762,388
Mitsubishi Corp.	4,303,700	200,673,969
Mitsui & Co. Ltd.	4,843,700	176,635,166
MonotaRO Co. Ltd.	938,900	9,436,973
Sumitomo Corp.	3,890,700	81,573,729
Toyota Tsusho Corp.	795,000	44,055,119
		769,083,492
Wireless Telecommunication Services — 3.5%
KDDI Corp.	5,601,500	174,979,992
SoftBank Corp.	10,760,000	130,765,371
SoftBank Group Corp.	3,850,900	156,044,599
		461,789,962
Total Long-Term Investments — 99.2%
(Cost: $14,102,947,330)		13,039,761,414

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(b)(c)	5,120,000	5,120,000

Total Short-Term Securities — 0.0%
(Cost: $5,120,000)		5,120,000

Total Investments — 99.2%
(Cost: $14,108,067,330)		13,044,881,414

Other Assets Less Liabilities — 0.8%		107,675,510

Net Assets — 100.0%		$13,152,556,924

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,594,331	$—	$(3,594,573	)(b)	$242	$—	$—	—	$6,334	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,640,000	—	(1,520,000	)(b)	—	—	5,120,000	5,120,000	52,386		—
					$242	$—	$5,120,000		$58,720		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	693	12/07/23	$111,344	$2,243,841

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$13,039,761,414	$—	$13,039,761,414
Short-Term Securities
Money Market Funds	5,120,000	—	—	5,120,000
	$5,120,000	$13,039,761,414	$—	$13,044,881,414

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$2,243,841	$—	$2,243,841

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust